Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Fair Value of Financial Instruments

Fair Value of Financial Instruments

As at December 31	2025		2024
($ thousands)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets at amortized cost:
Cash and cash equivalents	41,974	41,974	67,419	67,419
Accounts receivable	66,186	66,186	56,417	56,417
Financial assets at fair value through profit or loss
Risk management contracts	11,016	11,016	-	-
Financial liabilities at amortized cost:
Accounts payable and accrued liabilities	88,432	88,432	61,804	61,804
Long-term debt (Note 7)	-	-	371,161	343,852
Financial liabilities at fair value through profit or loss
Risk management contracts	-	-	248	248
Warrant liability	4,128	4,128	18,304	18,304

Schedule of Asset and Liability	The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated statements of financial position:
($ thousands)	December 31, 2025	December 31, 2024
Gross amount	$13,456	$(1,395)
Amount offset	(2,440)	1,147
Risk management contracts – asset (liability)	$11,016	$(248)

Schedule of Gain (Loss) on Risk Management Contracts
($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Realized gain (loss) on risk management contracts	$31,315	$(27,658)
Unrealized gain on risk management contracts	11,264	169
Gain (loss) on risk management contracts	$42,579	$(27,489)

Schedule of Financial Commodity Risk Management Contracts

As at December 31, 2025, the following financial commodity risk management contracts were in place, with oil volumes hedged in barrels (“bbl”) and natural gas volumes hedged in gigajoules (“GJ”):

	Instrument	Units	Volume (per day)	Swap Price	Put Price	Call Price
Q1 2026	WTI Fixed Price Swap	C$ / bbl	2,549	$96.95	-	-
Q1 2026	WTI Costless Collar	C$ / bbl	4,951	-	$81.89	$100.16
Q1 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.95)	-	-
Q1 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-
Q2 2026	WTI Costless Collar	C$ / bbl	5,027	-	$78.50	$83.84
Q2 2026	WTI Costless Collar	US$ / bbl	2,473	-	$57.00	$65.15
Q2 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.15)	-	-
Q2 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-
Q3 2026	WTI Costless Collar	US$ / bbl	7,500	-	$57.34	$66.26
Q3 2026	WCS Differential Swap	US$ / bbl	14,000	$(12.80)	-	-
Q3 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-
Q4 2026	WTI Costless Collar	US$ / bbl	4,973		$55.00	$62.74
Q4 2026	AECO Swap	C$ / GJ	27,000	$2.68	-	-

Subsequent to December 31, 2025, Greenfire entered into a costless restructuring of the AECO swaps described above, resulting in the revised terms outlined below:

	Instrument	Units	Volume (per day)	Swap Price
2026	AECO Swap	C$ / GJ	27,000	$2.30
2027	AECO Swap	C$ / GJ	27,000	$2.93
2028	AECO Swap	C$ / GJ	27,000	$2.93

Subsequent to December 31, 2025, Greenfire entered into the following financial commodity risk management contracts:

	Instrument	Units	Volume (per day)	Swap Price
Q2 2026	WTI Fixed Price Swap	US$ / bbl	5,000	$68.85
Q3 2026	WTI Fixed Price Swap	US$ / bbl	3,500	$71.28
Q4 2026	WTI Fixed Price Swap	US$ / bbl	674	$68.83

Schedule of Net Income, Before Tax, Based on the Financial Risk Management Contracts

The following table illustrates the potential impact of changes in commodity prices on the Company’s net income, before tax, based on the financial risk management contracts in place at December 31, 2025:

As at December 31, 2025	10% change in commodity prices
($ thousands)	Increase	Decrease
Increase (decrease) to fair value of the risk management contracts	(6,891)	7,455

Schedule of Credit Risk

Credit Risk

As at December 31 ($ thousands)	2025	2024
Trade receivables	$32,482	$47,412
Joint interest receivables	19,719	4,655
Accrued joint interest receivables	13,985	4,350
Accounts receivable	$66,186	$56,417

Schedule of Contractual Maturities of its Financial Liabilities

The following table details the Company’s contractual maturities of its financial liabilities at December 31, 2025, and December 31, 2024:

	2025		2024
As at December 31, ($ thousands)	Less than one year	Greater than one year	Less than one year	Greater than one year
Accounts payable and accrued liabilities	$88,432	$-	$61,804	$-
Risk management contracts	-	-	248	-
Lease liabilities and other(1)	3,457	2,787	7,669	2,726
Long-term debt(2)	-	-	260,252	83,600
Total financial liabilities	$91,889	$2,787	$329,973	$86,326

(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude interest and transaction costs.